Related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Balances with related parties
Amounts due from related parties	¥ 2,873	¥ 4,391
Amounts due to related parties		473
Related companies
Balances with related parties
Amounts due from related parties	2,217
Amounts due to related parties		473
Non-controlling interests
Balances with related parties
Amounts due from related parties	¥ 656	¥ 4,391